CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets, Current [Abstract]
Cash and cash equivalents	$ 91,397	$ 110,719	$ 145,118	$ 83,045	$ 128,318
Debt security investments		49,704	49,103	0
Held-to-maturity investment securities	35,011			0
Trade and other receivables, net of allowance	10,085	7,766	9,277	11,695	2,878
Contract assets	24,313	21,776	18,460	18,000	11,700
Other current assets	16,677	18,952	18,689	11,157	5,779
Total current assets	177,483	208,917	240,647	123,897	148,675
Property, plant and equipment, net	22,818	22,280	19,794	19,689	14,148
Non-current held-to-maturity investment securities	9,780			0
Right-of-use assets	6,023	6,582	6,437	6,969	4,686
Equity method investment	9,594	10,164	9,835	10,561	24,752
Equity security investment	14,990	14,990	14,990	14,990	0
Other non-current assets	5,659	5,600	300	750	750
Total assets	246,347	268,533	292,003	176,856	193,011
Liabilities, Current [Abstract]
Accounts payable	5,779	11,153	11,522	7,455	2,444
Other accrued liabilities				6,621	7,059
Other accrued liabilities	6,049	3,639	4,143	4,502
AM SAFE liability	0	0	0	28,986	28,271
AM SAFE warrant				1,989	1,729
Warrants	9,636	8,422	9,919	4,108
Contract liabilities	3,132	2,952	3,042	3,101	3,476
Accrued salaries and wages	7,196	5,093	4,644	7,031	4,261
Current lease liabilities	1,951	1,356	807	798	2,050
Total current liabilities	33,743	32,615	34,077	55,981	49,290
Non-current lease liabilities	5,250	6,038	5,939	6,615	3,283
Non-current contract liabilities	8,671	9,480	10,171	10,760	13,901
Fixed Maturity Consideration	7,020	6,737	6,967	0
FPA Put Option liability	38,092	26,743	44,593	0
Brookfield SAFE liability	23,350	34,150	19,400	50,000	0
Other long-term liabilities	1,746	1,679	1,591	1,591	823
Total liabilities	117,872	117,442	122,738	124,947	67,297
Commitments and Contingencies (see note 15)
Redeemable convertible preferred stock,	0	0	0	480,631	480,631
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	19	19	19	1	1
Additional paid-in capital	939,868	936,157	927,641	24,782	21,710
Accumulated other comprehensive income	1,786	2,787	2,691	2,740	3,261
Accumulated deficit	(813,198)	(787,872)	(761,086)	(456,245)	(379,889)
Total shareholders’ equity (deficit)	128,475	151,091	169,265	(428,722)	(354,917)
Total liabilities, contingently redeemable preferred stock, and shareholders' equity	$ 246,347	$ 268,533	$ 292,003	$ 176,856	$ 193,011